Organizations and Principal Activities (Details) - Schedule of Consolidated Financial Statements - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Organizations and Principal Activities (Details) - Schedule of Consolidated Financial Statements [Line Items]
Cash and cash equivalents	¥ 45,851	$ 6,323	¥ 46,886
Other current assets	247,577	34,142	316,832
Total current assets	293,428	40,465	363,718
Property and equipment, net	88,743	12,238	131,291
Right-of-use assets, net	204,298	28,174	319,263
Other non-current assets	137,741	18,995	213,182
Total non-current assets	430,782	59,407	663,736
TOTAL ASSETS	724,210	99,872	1,027,454
Accounts payable	227,068	31,314	273,813
Lease liabilities, current	88,795	12,245	162,791
Other current liabilities	249,311	34,382	318,570
Total current liabilities	565,174	77,941	755,174
Lease liabilities, non-current	121,194	16,713	153,298
Other non-current liabilities	9,275	1,279	9,297
Total non-current liabilities	130,469	17,992	162,595
Total liabilities	¥ 695,643	$ 95,933	¥ 917,769